6. PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 60,106	$ 68,820
Depreciation expense capitalized	$ 22,200	$ 22,000